Quarterly Financial Data (Unaudited) (Notes)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data (Unaudited) [Text Block]
QUARTERLY FINANCIAL DATA (UNAUDITED)

	Quarters
	First	Second	Third	Fourth	Total Year
2011	(Dollars in thousands, except per unit amounts)
Total Revenues	$6,270	$19,766	$27,127	$27,783	$80,946
Operating and Maintenance Expenses	10,027	9,815	8,943	12,615	41,400
Operating Income (Loss)	(7,770)	5,269	13,562	9,948	21,009
Net Income (Loss)	(7,770)	4,808	12,961	9,400	19,399
Limited partners' interest in net income	—	7,738	14,824	11,314	33,876
Net income per limited partner unit: (a)
Common (basic and diluted)	$—	$0.25	$0.49	$0.37	$1.11
Subordinated - Tesoro (basic and diluted)	$—	$0.25	$0.49	$0.37	$1.11
2010 (Predecessors) (a)
Total Revenues	$5,896	$4,922	$6,156	$6,326	$23,300
Operating and Maintenance Expenses	11,319	9,575	11,455	8,604	40,953
Operating Loss	(8,946)	(8,525)	(8,819)	(5,827)	(32,117)
Net Loss	(8,946)	(8,525)	(8,819)	(5,827)	(32,117)
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(a) Net income per unit is only calculated for the Partnership after the Offering as no units were outstanding prior to April 26, 2011.